Quarterly Report
March 31, 2023
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 3.8%
Boeing Co. (a)	1,965	$417,425
General Dynamics Corp.	2,450	559,115
Honeywell International, Inc.	4,198	802,322
Howmet Aerospace, Inc.	12,913	547,124
Raytheon Technologies Corp.	5,693	557,515
		$2,883,501
Alcoholic Beverages – 1.9%
China Resources Beer Holdings Co. Ltd.	32,000	$257,664
Constellation Brands, Inc., “A”	1,671	377,462
Diageo PLC	12,359	550,992
Kweichow Moutai Co. Ltd., “A”	900	237,910
		$1,424,028
Apparel Manufacturers – 3.4%
Compagnie Financiere Richemont S.A.	4,687	$751,330
LVMH Moet Hennessy Louis Vuitton SE	1,282	1,173,994
NIKE, Inc., “B”	5,053	619,700
		$2,545,024
Brokerage & Asset Managers – 3.7%
Charles Schwab Corp.	10,799	$565,651
CME Group, Inc.	2,559	490,100
Euronext N.V.	10,198	780,596
London Stock Exchange Group PLC	10,108	982,338
		$2,818,685
Business Services – 1.9%
Accenture PLC, “A”	3,197	$913,735
Fidelity National Information Services, Inc.	5,025	273,008
Fiserv, Inc. (a)	2,177	246,066
		$1,432,809
Computer Software – 9.0%
Adobe Systems, Inc. (a)	1,408	$542,601
Atlassian Corp. (a)	1,295	221,665
Cadence Design Systems, Inc. (a)	3,071	645,186
Lumine Group, Inc. (a)	1,239	13,486
Microsoft Corp. (s)	13,038	3,758,855
NICE Systems Ltd., ADR (a)	1,676	383,620
Palo Alto Networks, Inc. (a)	1,387	277,039
Salesforce, Inc. (a)	5,010	1,000,898
		$6,843,350
Computer Software - Systems – 4.5%
Apple, Inc. (s)	6,915	$1,140,284
Cap Gemini S.A.	3,428	637,629
Constellation Software, Inc.	409	768,947
Hitachi Ltd.	15,700	862,982
		$3,409,842
Construction – 2.0%
Masco Corp.	7,794	$387,518
Sherwin-Williams Co.	1,854	416,724
Techtronic Industries Co. Ltd.	23,000	251,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	2,801	$480,539
		$1,535,885
Consumer Products – 1.0%
Colgate-Palmolive Co.	3,969	$298,270
Kao Corp.	4,700	183,520
Reckitt Benckiser Group PLC	3,263	247,874
		$729,664
Electrical Equipment – 2.5%
Johnson Controls International PLC	10,681	$643,210
Schneider Electric SE	5,422	906,390
TE Connectivity Ltd.	2,855	374,433
		$1,924,033
Electronics – 3.7%
Applied Materials, Inc.	4,579	$562,438
ASML Holding N.V.	622	425,009
NXP Semiconductors N.V.	3,717	693,128
Taiwan Semiconductor Manufacturing Co. Ltd.	63,000	1,116,100
		$2,796,675
Energy - Independent – 2.2%
ConocoPhillips	7,650	$758,956
Valero Energy Corp.	4,000	558,400
Woodside Energy Group Ltd.	14,793	333,319
		$1,650,675
Energy - Integrated – 2.0%
Galp Energia SGPS S.A., “B”	41,227	$467,674
Petroleo Brasileiro S.A., ADR	39,283	364,546
TotalEnergies SE	11,225	661,752
		$1,493,972
Energy - Renewables – 0.3%
Orsted A/S	2,860	$243,958
Food & Beverages – 2.6%
Mondelez International, Inc.	7,605	$530,221
Nestle S.A.	6,217	758,952
PepsiCo, Inc.	3,568	650,446
		$1,939,619
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	11,703	$292,640
Whitbread PLC	7,862	290,410
		$583,050
General Merchandise – 0.5%
Dollar General Corp.	1,903	$400,505
Health Maintenance Organizations – 1.0%
Cigna Group	2,872	$733,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.3%
AIA Group Ltd.	77,600	$815,373
Aon PLC	2,858	901,099
Chubb Ltd.	3,969	770,700
		$2,487,172
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	25,425	$2,637,335
Gartner, Inc. (a)	751	244,653
NAVER Corp.	2,803	441,233
NetEase, Inc., ADR	2,855	252,496
Tencent Holdings Ltd.	16,900	825,791
		$4,401,508
Leisure & Toys – 0.5%
Electronic Arts, Inc.	3,406	$410,253
Machinery & Tools – 3.2%
Eaton Corp. PLC	1,111	$190,359
GEA Group AG	7,446	338,754
Ingersoll Rand, Inc.	4,946	287,758
Regal Rexnord Corp.	2,415	339,863
SMC Corp.	1,100	583,216
Wabtec Corp.	6,582	665,177
		$2,405,127
Major Banks – 3.5%
BNP Paribas	11,934	$714,551
Goldman Sachs Group, Inc.	1,902	622,163
Mitsubishi UFJ Financial Group, Inc.	45,900	294,504
NatWest Group PLC	125,684	410,658
Wells Fargo & Co.	17,024	636,357
		$2,678,233
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	3,451	$737,099
Medical Equipment – 5.0%
Becton, Dickinson and Co.	2,314	$572,808
Boston Scientific Corp. (a)(s)	17,215	861,267
Danaher Corp.	1,660	418,386
Medtronic PLC	7,423	598,442
QIAGEN N.V. (a)	7,742	355,590
STERIS PLC	1,937	370,509
Thermo Fisher Scientific, Inc.	1,098	632,854
		$3,809,856
Metals & Mining – 0.5%
Glencore PLC	66,838	$384,459
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	83,700	$308,681
Network & Telecom – 0.7%
Equinix, Inc., REIT	791	$570,343
Oil Services – 0.4%
Schlumberger Ltd.	6,540	$321,114

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.4%
HDFC Bank Ltd.	26,143	$513,972
Julius Baer Group Ltd.	13,430	919,544
Macquarie Group Ltd.	4,946	582,651
Moody's Corp.	1,796	549,612
Visa, Inc., “A”	6,832	1,540,343
		$4,106,122
Pharmaceuticals – 5.4%
Johnson & Johnson	5,213	$808,015
Merck & Co., Inc.	6,693	712,068
Roche Holding AG	4,034	1,154,480
Santen Pharmaceutical Co. Ltd.	34,100	290,971
Vertex Pharmaceuticals, Inc. (a)	1,896	597,373
Zoetis, Inc.	3,067	510,471
		$4,073,378
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	3,942	$497,408
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	6,491	$499,418
Real Estate – 0.4%
LEG Immobilien SE	5,349	$292,834
Restaurants – 1.4%
Starbucks Corp.	4,576	$476,499
Yum China Holdings, Inc.	9,780	619,954
		$1,096,453
Specialty Chemicals – 4.1%
Air Products & Chemicals, Inc.	2,034	$584,185
Akzo Nobel N.V.	3,373	263,304
Axalta Coating Systems Ltd. (a)	2,772	83,964
Croda International PLC	4,503	361,698
DuPont de Nemours, Inc.	7,721	554,136
Linde PLC	2,493	886,112
Sika AG	1,265	355,068
		$3,088,467
Specialty Stores – 4.0%
Alibaba Group Holding Ltd. (a)	15,400	$195,853
Amazon.com, Inc. (a)(s)	15,414	1,592,112
Home Depot, Inc.	2,718	802,136
Target Corp.	2,866	474,696
		$3,064,797
Telecommunications - Wireless – 2.3%
Advanced Info Service Public Co. Ltd.	60,600	$375,704
Cellnex Telecom S.A.	9,482	369,094
KDDI Corp.	9,600	296,463
Liberty Broadband Corp. (a)	3,957	323,287
T-Mobile US, Inc. (a)	2,364	342,402
		$1,706,950
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	15,274	$223,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
British American Tobacco PLC	6,155	$215,674
Philip Morris International, Inc.	2,753	267,729
		$483,403
Utilities - Electric Power – 2.5%
CLP Holdings Ltd.	42,500	$306,979
Iberdrola S.A.	46,304	576,739
NextEra Energy, Inc.	6,455	497,551
PG&E Corp. (a)	30,642	495,481
		$1,876,750
Total Common Stocks		$74,912,439
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	478,637	$478,733

Other Assets, Less Liabilities – 0.4%		332,035
Net Assets – 100.0%		$75,723,207
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $478,733 and $74,912,439, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, the fund had cash collateral of $2,653 and other liquid securities with an aggregate value of $581,887 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$46,331,132	$—	$—	$46,331,132
France	3,330,893	1,544,019	—	4,874,912
Switzerland	—	3,939,374	—	3,939,374
United Kingdom	1,014,540	2,429,563	—	3,444,103
China	1,181,131	1,517,218	—	2,698,349
Japan	—	2,511,656	—	2,511,656
Hong Kong	306,979	1,066,477	—	1,373,456
Canada	1,281,851	—	—	1,281,851
Australia	—	1,208,610	—	1,208,610
Other Countries	3,763,926	3,485,070	—	7,248,996
Mutual Funds	478,733	—	—	478,733
Total	$57,689,185	$17,701,987	$—	$75,391,172
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$269,598	$2,840,761	$2,631,485	$(92)	$(49)	$478,733
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,681	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	62.3%
France	6.4%
Switzerland	5.2%
United Kingdom	4.5%
China	3.6%
Japan	3.3%
Hong Kong	1.8%
Canada	1.7%
Australia	1.6%
Other Countries	9.6%